Investment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investment [Abstract]
Schedule of common shares in Lantern Pharma Inc
	March 31,	December 31,
	2022 $	2021 $
Opening balance	350	845
Loss recognition	(36)	(495)
Ending balance	314	350

	December 31,
	2021 $	2020 $
Opening balance	845	137
(Loss) gain recognition	(495)	708
Ending balance	350	845